Cover	Nov. 03, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2021
Entity File Number	000-05576
Entity Registrant Name	AIKIDO PHARMA INC.
Entity Central Index Key	0000012239
Entity Tax Identification Number	52-0849320
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Rockefeller Plaza, 11th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	(212)
Local Phone Number	745-1374
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	AIKI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false